Pensions and Other Post-Employment Benefit Plans - Schedule of Changes in Present Value of Defined Benefit Obligations and Other Long-term Benefits and Fair Value of Plan Assets (Detail) - RUB (₽)
₽ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Beginning balance	₽ (4,445)	₽ (4,866)	₽ (4,517)
Current service cost	(142)	(149)	(167)
Net interest expense	(314)	(368)	(413)
Curtailment / settlement gain	1	272	142
Remeasurement of pension obligations	174	53
Past service cost	0	(5)	(25)
Sub-total included in profit or loss	(281)	(197)	(463)
Benefit paid	296	341	411
Exchange difference	(76)	300	(110)
Actuarial changes arising from changes in demographic assumptions	51	80	116
Actuarial changes arising from changes in financial assumptions	(69)	(397)	(119)
Experience adjustments	163	294	(191)
Sub-total included in OCI	69	277	(304)
Contributions by employer			7
Ending balance	(4,361)	(4,445)	(4,866)
Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Beginning balance	(4,697)	(5,184)	(4,799)
Current service cost	(142)	(149)	(167)
Net interest expense	(331)	(381)	(418)
Curtailment / settlement gain	1	272	142
Remeasurement of pension obligations	174	53
Past service cost	0	(5)	(25)
Sub-total included in profit or loss	(298)	(210)	(468)
Benefit paid	313	357	432
Exchange difference	(95)	363	(155)
Actuarial changes arising from changes in demographic assumptions	51	80	116
Actuarial changes arising from changes in financial assumptions	(69)	(397)	(119)
Experience adjustments	163	294	(191)
Sub-total included in OCI	50	340	(349)
Ending balance	(4,632)	(4,697)	(5,184)
Plan assets [member]
Disclosure of defined benefit plans [line items]
Beginning balance	252	318	282
Current service cost	0
Net interest expense	17	13	5
Curtailment / settlement gain	0
Remeasurement of pension obligations	0
Past service cost	0
Sub-total included in profit or loss	17	13	5
Benefit paid	(17)	(16)	(21)
Exchange difference	19	(63)	45
Actuarial changes arising from changes in demographic assumptions	0
Actuarial changes arising from changes in financial assumptions	0
Sub-total included in OCI	19	(63)	45
Contributions by employer			7
Ending balance	₽ 271	₽ 252	₽ 318